SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Reclassification and Restricted Cash) (Detail) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2020 Property	Dec. 31, 2019 Property	Dec. 31, 2018 USD ($) Property	Dec. 31, 2017 USD ($) Property
Accounting Standards Update 2016-02
Real Estate [Line Items]
Tenant reimbursement revenue | $			$ 2.2	$ 3.1
Disposed of by Sale
Real Estate [Line Items]
Number of real estate properties disposed	0
Office Properties | Disposed of by Sale
Real Estate [Line Items]
Number of real estate properties disposed		1	1	12
Retail Property | Disposed of by Sale
Real Estate [Line Items]
Number of real estate properties disposed		1
Apartment Building | Disposed of by Sale
Real Estate [Line Items]
Number of real estate properties disposed		1